Pledged assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Pledged Assets

Note 9 – Pledged assets

Certain securities and loans were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation’s pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

(In thousands)	December 31,2015	December 31,2014
Investment securities available-for-sale, at fair value	$2,382,811	$1,700,820
Investment securities held-to-maturity, at amortized cost	57,170	60,515
Loans held-in-portfolio covered under loss-sharing agreements with the FDIC	385,633	480,441
Loans held-in-portfolio not covered under loss-sharing agreements with the FDIC	7,322,181	8,820,204
Total pledged assets	$10,147,795	$11,061,980

Pledged securities that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2015, the Corporation had $ 1.5 billion in investment securities available-for-sale and $ 0.5 billion in loans that served as collateral to secure public funds (December 31, 2014 - $ 0.7 billion and $ 0.7 billion, respectively).

At December 31, 2015, the Corporation’s banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating to $3.9 billion (December 31, 2014 - $3.7 billion). Refer to Note 23 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2015, the credit facilities authorized with the FHLB were collateralized by $ 4.7 billion in loans held-in-portfolio (December 31, 2014 - $ 4.5 billion). Also, at December 31, 2015, the Corporation’s banking subsidiaries had a borrowing capacity at the Federal Reserve (“Fed”) discount window of $1.3 billion, which remained unused as of such date (December 31, 2014 - $2.1 billion). The amount available under these credit facilities with the Fed is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2015, the credit facilities with the Fed discount window were collateralized by $ 2.5 billion in loans held-in-portfolio (December 31, 2014 - $ 4.1 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statements of financial condition